Cover	Oct. 08, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2021
Entity File Number	001-39484
Entity Registrant Name	METROMILE, INC.
Entity Central Index Key	0001819035
Entity Tax Identification Number	84-4916134
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	425 Market Street #700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(888)
Local Phone Number	242-5204
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MILE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	MILEW
Security Exchange Name	NASDAQ